Note 17 - Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

17.  Related Party Transactions

During 2012, the Company received the proceeds from stock transactions where Mr. Lamb bought and sold stock within a restricted time frame under Section 16(b) (Short Swing Profits) of the Securities and Exchange Act of 1934. The Company received the Short Swing Profits from Mr. Lamb of $8,586 in 2012.

During 2013 and 2011 there were no related party transactions.